Nature of Business and Organization	12 Months Ended
Dec. 31, 2023
Nature of business and organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

WiMi Hologram Cloud Inc. (“WiMi Cayman” or the “Company”) is a holding company incorporated on August 16, 2018, under the laws of the Cayman Islands. The Company’s headquarter is located in the city of Beijing, China. The Company operates through its subsidiaries, WiMi Hologram Cloud Limited (“WiMi HK”), MicroAlgo Inc. (“MicroAlgo”), Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”), and Lixin Technology Co., Ltd. (“Lixin Technology”). On April 28, 2022, the Company also established Weeto Investment Pte. Ltd. in Singapore.

(a)	WiMi HK and subsidiaries

WiMi HK holds all of the outstanding equity of Beijing Hologram WiMi Cloud Network Technology Co., Ltd. (“WiMi WFOE”) which was established on September 20, 2018 under the law of the People’s Republic of China (“PRC” or “China”). WiMi WFOE, through its variable interest entity (“VIE”), Beijing WiMi Cloud Software Co., Ltd. (“Beijing WiMi”) and its subsidiaries, engages in providing augmented reality related products and services.

On December 18, 2020, with consent of WiMi WFOE and approval of board, the original shareholders of Beijing WiMi terminated the original VIE agreements that were entered into on November 6, 2018. The original shareholders who collectively owned 17.9% of Beijing WiMi transferred their 17.9% equity interests of Beijing WiMi to Ms. Yao Zhaohua and Ms. Sun Yadong pursuant to share transfer agreements. As a result, Ms. Yao Zhaohua and Ms. Sun Yadong owned 99.90% and 0.1% of Beijing WiMi, respectively. Ms. Yao Zhaohua and Ms. Sun Yadong entered into contractual agreements (see contractual agreements below) with WiMi WFOE on December 18, 2020. As such, WiMi WFOE maintained effective control of Beijing WiMi.

On June 1, 2020, Wimi HK established ICinit Limited (“ICinit”) in Hong Kong, and Wimi HK has a 51% equity interest in ICinit, which primarily engages in sales computer chip and intelligent chip products.

On October 1, 2021, the Company’s board approved the equity transfer agreement between WiMi HK and Lucky Monkey Holding Limited, pursuant to which WiMi HK transferred 2% of the issued share capital of ICinit for a consideration of HKD 50,000 (approximately RMB 60,321or USD 6,400). The Company concluded that it had lost controlling financial interest in ICinit on October 1, 2021 and deconsolidated ICinit on October 1, 2021 and recorded the fair value of its investment as equity investment. As the deconsolidation did not present a strategic change on the Company’s operation, the deconsolidation was not presented as discontinued operations.

On May 25, 2022, the Company entered into an equity transfer agreement between WiMi HK and Lucky Monkey Holding Limited, pursuant to which WiMi HK transferred 30% of the issued share capital of ICinit for a consideration of HKD 3,050,000 (approximately RMB 3,594,155 or USD 391,186). As a result of the transfer, the Company now owns 19% equity interest of ICinit and concluded the Company no longer has significant influence over ICinit and investment in ICinit from RMB 1,460,484 (USD 209,701) is accounted for as a cost method investment. (See Note 5 - Deconsolidation for details)

On August 21, 2020, Wimi HK set up a joint venture company, VIDA Semicon Co., Limited (“VIDA”) in Hong Kong, and Wimi HK has a 53% equity interest in VIDA. VIDA was set up to develop application of holographic AR technologies in the semiconductor industry.

On April 15, 2021, Wimi HK set up a joint venture company, Viru Technology Limited (“Viru”) in Hong Kong and Wimi HK has a 55% equity interest in Viru. Viru was set up to develop application of AR advertising services.

On August 26, 2022, Viru established a fully owned subsidiary, Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”) in PRC. Shenzhen Weiruntong was set up to develop application of AR advertising services and it had no material operation as of December 31, 2022.

On November 1, 2022, the Company’s board approved the equity transfer agreement between Beijing WiMi and Cui, Yang and Shenzhen Zhangshangkuyu Technology Ltd. to transfer 100% equity interest of Shenzhen Kuxuanyou Technology Co., Ltd. (“Shenzhen Kuxuanyou”) and its subsidiaries with consideration of RMB 1 (USD 0.1) and RMB 1 (USD 0.1), respectively. The transfer was effective on November 10, 2022. (See Note 5 - Deconsolidation for details).

(b)	MicroAlgo and subsidiaries

On September 24, 2020, WiMi Cayman set up a wholly owned subsidiary, VIYI Technology Inc., which was renamed to VIYI Algorithm Inc. (“VIYI”), under the laws of the Cayman Islands. VIYI was set up to accelerate the development of AI algorithm and cloud computing services.

On September 27, 2020, VIYI entered into Acquisition Framework Agreement which was amended and supplemented on September 28, 2020 to acquire 100% equity interests of Fe-da Electronics Company Private Limited. (“Fe-da Electronics”), a provider of Internet of Things solutions based in Singapore, to accelerate the development of the Company’s computer chip and intelligent chip business. The transaction was consummated on September 28, 2020.

On October 9, 2020, VIYI set up a wholly owned holding company in HK, VIYI Technology Ltd. (“VIYI Ltd”), which holds all of the outstanding equity of Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”) established on November 18, 2020 under the laws of the PRC. On November 30, 2020, Shenzhen Weiyixin established Shanghai Weimu Technology Co., Ltd., (“Shanghai Weimu”) in the PRC for software support services, and Shenzhen Weiyixin holds 58% outstanding equity of Shanghai Weimu.

On December 24, 2020, with consent of WiMi WFOE, Beijing WiMi transferred 99.0% and 1.0% equity interests in Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) to Ms. Yao Zhaohua and Ms. Sun Yadong for consideration of RMB 1 (USD 0.2) and RMB 1(USD 0.2), respectively, pursuant to share transfer agreements. Ms. Yao Zhaohua and Ms. Sun Yadong entered into contractual agreements (see contractual agreements below) with Shenzhen Weiyixin on December 24, 2020, which granted Shenzhen Weiyixin effective control of Shenzhen Yitian from December 24, 2020 and enable Shenzhen Weiyixin to receive all the expected residual returns of Shenzhen Yitian and its subsidiaries.

The reorganization was completed on December 24, 2020. WiMi WFOE is the primary beneficiary of Beijing WiMi and its subsidiaries, and Shenzhen Weiyixin is the primary beneficiary of Shenzhen Yitian and its subsidiaries. All of these entities are under common control of WiMi Cayman, which results in the consolidation of Beijing WiMi, Shenzhen Yitian and their subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value without change of reporting entities.

Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022, therefore VIYI is able to have direct equity interest in Shenzhen Yitian and its subsidiaries. On April 1, 2022, VIYI terminated the agreements under the VIE structure with Shenzhen Yitian. Shenzhen Yitian’s original shareholders transferred their respective ownership to VIYI WFOE and VIYI WFOE obtained 100% equity control of Shenzhen Yitian and its subsidiaries on April 1, 2022. The reorganization has no effect on the consolidated financial statements as Shenzhen Yitian has been under common control of VIYI that there is no change of reporting entities.

On July 1, 2021, VIYI acquired 100% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The aggregate purchase price is $3.0 million (RMB 20,000,000). On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”).

On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) in Shenzhen to support its operations. On November 19, 2021 Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of advertising services, for RMB 2 (approximately USD 0.3). On December 7, 2021, Viwotong Tech purchased Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales, for RMB 2 (approximately USD 0.3). On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1(USD$ 0.01), respectively. (See Note 4 for details)

On September 23, 2022, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”), a provider of advertising services. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on September 23, 2022. On January 1, 2023, Viwotong Tech entered into an equity transfer agreement to transfer 100% of the issued share capital of Bimai to one unrelated individual at RMB 0. The disposal resulted in a loss from disposal of approximately RMB 1.1 million (USD 0.2 million).(See Note 4 for details)

VIYI entered into the Business Combination and Merger Agreement dated June 10, 2021 (as amended on January 24, 2022, August 2, 2022, August 3, 2022 and August 10, 2022, the “Merger Agreement”), by and among WiMi, Venus Acquisition Corporation (“Venus”)), Venus Merger Sub Corporation (“Venus Merger Sub”), a Cayman Islands exempted company incorporated for the purpose of effectuating the Business Combination. On December 9, 2022, in accordance with the Merger Agreement, the closing of the business combination (the “Closing”) occurred, pursuant to which Venus issued 39,603,961 ordinary shares to VIYI shareholders. As a result of the consummation of the business combination, VIYI is now a wholly-owned subsidiary of the Venus, which has changed its name to MicroAlgo Inc. (See Note 6 for detail)

In December 2022, Viwotong Tech acquired 100% equity of Beijing Younike Information Technology Co., Ltd. (“Younike”).

On April 6, 2023, the Company’s board approved the equity transfer agreement between VIYI and LIM TZEA, to transfer 100% equity interest of Fe-da Electronics Co., Ltd and its subsidiaries Wisdom Lab Inc., EXCEL Technology Co., Ltd. and recognized RMB 17,801,786 (USD 2,526,259) of loss from the transfer, FE-DA and its subsidiaries were Disposed in April 2023.

On March 27, 2023, Weidong established a fully owned subsidiary Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”) in Shenzhen. On May 17, 2023, YY Online transferred 1% equity of Shanghai Guoyu to SZ Weidong.

On June 5, 2023 VIYI Technology Ltd established a fully owned subsidiary CDDI Capital Ltd (“CDDI”) in British Virgin Islands. On June 27, 2023, CDDI formed a 55% owned subsidiary VIWO Technology Inc.(“VIWO Cayman”) in Cayman. On July 31, 2023, VIYI Technology Ltd transferred its equity of Viwo Technology to VIWO Cayman. On December 20, 2023, VIWO Cayman established a fully owned subsidiary VIWO Technology (HK) Limited (“VIWO HK”) in Hong Kong. On January 23, 2024, VIWO Technology (HK) Limited established a wholly-owned subsidiary, Beijing Viwotong Technology Co., Ltd.(“Beijing Viwotong”). In February 2024, Shenzhen Viwotong transferred 100% equity of Tapuyu and Younike to Beijing Viwotong.

(c)	Others

On March 4, 2021, WiMi Cayman established a wholly owned entity of TJ Zhongzheng which is deemed as a wholly foreign owned enterprise, with a register capital of USD 30 million (approximately RMB 195.7 million). On May 21, 2021, TJ Zhongzhen established Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao’). On May 26, 2021, Shenzhen Hedao established Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”). Shenzhen Hedao and Kashi were set up to engage AR advertising services.

On August 4, 2020, WiMi Cayman established a wholly-owned subsidiary, Lixin Technology in the PRC to accelerate development of its holographic vision intelligent robots and fabless semiconductor businesses. Lixin Technology focuses on a new upstream business in the domestic smart product market, and research, development and sales of computer chip and intelligent chip products to further enhance the Company’s competitiveness. Lixin Technology established a wholly-owned subsidiary, Hainan Lixin Technology Co., Ltd. in October 2020.

The accompanying consolidated financial statements reflect the activities of WiMi Cayman and each of the following entities as of December 31, 2023:

Name	Background	Ownership
WiMi Hologram Cloud Limited(“WiMi HK”)	● A Hong Kong company ● Incorporated on September 4, 2018 ● Primarily engages in the sales of semiconductor products and related accessories	100% owned by WiMi Cayman

Beijing Hologram WiMi Cloud Network Technology Co., Ltd.(“WiMi WFOE”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on September 20, 2018 ● A holding company	100% owned by WiMi HK

Beijing WiMi Cloud Software Co., Ltd.(“Beijing WiMi”)	● A PRC limited liability company ● Incorporated on May 27, 2015 ● Primarily engages in Hologram advertising services	VIE of WiMi WFOE

Shenzhen Yidian Network Technology Co., Ltd. (“Shenzhen Yidian”)	● A PRC limited liability company ● Incorporated on May 20, 2014 ● Primarily engages in AR advertising services	100% owned by Beijing WiMi

Shenzhen Duodian Cloud Technology Co., Ltd. (“Shenzhen Duodian”)	● A PRC limited liability company ● Incorporated on August 24, 2017 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Korgas Duodian Network Technology Co., Ltd. (“Korgas Duodian”)	● A PRC limited liability company ● Incorporated on November 25, 2016 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”)	● A PRC limited liability company ● Incorporated on January 31, 2019 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Name	Background	Ownership
Shenzhen Zhiyun Image Technology Co., Ltd. (“Shenzhen Zhiyun”)	● A PRC limited liability company ● Incorporated on December 3, 2019 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Shiyunyanxi Technology Co., Ltd. (“Shenzhen Shiyun”)	● A PRC limited liability company ● Incorporated on June 9, 2021 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Shenzhen Yunzhan Image Technology Co., Ltd. (“Shenzhen Yunzhan”)	● A PRC limited liability company ● Incorporated on September 24, 2020 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yidian

Micro Beauty Lightspeed Investment Management HK Limited (“Micro Beauty”)	● A Hong Kong company ● Incorporated on February 22, 2016 ● Primarily engages in MR software development and licensing	100% owned by Beijing WiMi

Skystar Development Co., Ltd (“Skystar”)	● A Republic of Seychelles Company ● Incorporated on March 30, 2016 ● Primarily engages in MR software development and licensing	100% owned by Micro Beauty

Viru Technology Limited (“Viru”)	● A Hong Kong company ● Incorporated on April 15, 2021 ● Primarily engages in AR advertising services	55% owned by Wimi HK

Shenzhen Weiruntong Technology Co., Ltd. (“Shenzhen Weiruntong”)	● A PRC limited liability company ● Incorporated on August 26, 2022 ● Primarily engages in AR advertising services and no material operation as of December 31, 2023	100% owned by Viru

Name	Background	Ownership
VIDA Semicon Co., Limited (“VIDA”)	● A Hong Kong company ● Incorporated on August 21, 2020 ● Primarily engages in the sales of semiconductor products and related accessories	53% owned by WiMi HK

Weeto Investment PTE. Ltd (“Weeto”)	● A Singapore limited liability company ● Incorporated on April 28, 2022 ● Primarily engages in AR advertising services. No material operations as of December 31, 2023	100% owned by Wimi Cayman

Lixin Technology Co., Ltd. (“Lixin Technology”)

●   A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)

●   Incorporated on August 4, 2020

●   Primarily engages in research, development and sale of computer chip and intelligent chip products

100% owned by WiMi Cayman

Hainan Lixin Technology Co., Ltd. (“Hainan Lixin”)	● A PRC limited liability company ● Incorporated on October 10, 2020 ● Plan to support the daily operations of Lixin Technology	100% owned by Lixin Technology

Tianjin Zhongzhengdaohe Investment Co., Ltd. (“TJ Zhongzheng”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on March 4, 2021 ● A holding company	100% owned by WiMi Cayman

Shenzhen Hedaozhongshu Technology Co., Ltd. (“Shenzhen Hedao”)	● A PRC limited liability company ● Incorporated on May 21, 2021 ● Plan to engage AR advertising services	100% owned by TJ Zhongzheng

Kashi Daohezhongzheng Internet Technology Co., Ltd. (“Kashi Daohe”)	● A PRC limited liability company ● Incorporated on May 26, 2021 ● Plan to engage AR advertising services	100% owned by Shenzhen Hedao Dissolved on June 2, 2023

Name	Background	Ownership
MicroAlgo Inc. (“MicroAlgo”)	● A Cayman company ● Incorporated on May 14, 2018 ● A holding company	56% owned by Wimi Cayman

VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc.	● A Cayman company ● Incorporated on September 24, 2020 ● Primarily engages in the development of central processing algorithm and cloud computing services	86.5% owned by WiMi Cayman before March 26, 2021; 73% owned by WiMi Cayman after March 26, 2021; 100% owned by MicroAlgo after December 9, 2022

Fe-da Electronics Company Private Limited (“Fe-da Electronics”)	● A Singapore company ● Incorporated on January 9, 2009 ● Primarily engages in customization of central processing units	100% owned by VIYI Acquired in September 2020 Disposed in April 2023

Wisdom Lab Inc. (“Wisdom Lab”)	● A Cayman Islands company ● Incorporated on May 6, 2021 ● Engages in software solution for intelligent chips	100% owned by Fe-Da Electronics Disposed in April 2023

Excel Crest Limited (“Excel Crest”)	● A Hong Kong company ● Incorporated on September 10, 2020 ● Support the daily operations of Fe-da Electronics in Hong Kong	100% owned by Fe-da Electronics Disposed in April 2023

VIYI Technology Ltd. (“VIYI Ltd”)	● A Hong Kong company ● Incorporated on October 9, 2020 ● A holding company	100% owned by VIYI

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on November 18, 2020 ● A holding company	100% owned by VIYI Ltd

Name	Background	Ownership
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	● A PRC limited liability company ● Incorporated on November 30, 2020 ● Engages in providing software support services	58% owned by Shenzhen Weiyixin

Weidong Technology Co., Ltd. (“Weidong”)	● A PRC limited liability company ● Incorporated on October 28, 2020 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021

Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	● A PRC limited liability company ● Incorporated on March 18, 2019 ● Engages in R&D and application of intelligent visual algorithm technology	99% owned by Weidong, 1% owned by SZ Weidong

Korgas Weidong Technology Co., Ltd. (“Korgas Weidong”)	● A PRC limited liability company ● Incorporated on October 30, 2020 ● Primarily engages in AR advertising services	100% owned by Weidong before July 14, 2021; 100% owned by Shanghai Guoyu after July 14, 2021

Korgas 233 Technology Co., Ltd. (“Korgas 233”)	● A PRC limited liability company ● Incorporated on September 15, 2017 ● Primarily engages in central processing algorithm in mobile games industry	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by YY Online after January 11, 2021; Dissolved in October 2023;

Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”)	● A PRC limited liability company ● Incorporated on January 14, 2019 ● Primarily engages in AR advertising services	100% owned by Weidong

Name	Background	Ownership
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	● A PRC limited liability company ● Incorporated on March 08, 2011 ● Primarily engages in mobile games development	100% owned by Beijing WiMi before December 24, 2020; VIE of Shenzhen Weiyixin starting on December 24, 2020; 100% owned by Shenzhen Weiyixin starting April 1, 2022

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Shenzhen Qianhai”)	● A PRC limited liability company ● Incorporated on October 16, 2015 ● Primarily engages in AR advertising services	100% owned by Shenzhen Yitian

CDDI Capital Ltd (“CDDI”)	● A British Virgin Islands Company ● Incorporated on June 5, 2023	100% owned by VIYI Technology Limited

VIWO AI Technology Inc. (“VIWO Cayman”)	● Incorporated on June 5, 2023, under the laws of the Cayman Islands ● A holding company	55% owned by CDDI Capital Ltd

Viwo Technology Limited. (“Viwo Tech”)	● A Hong Kong company ● Incorporated on April 15, 2021 ● Engages in intelligent chips design	100% owned by VIWO Cayman

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	● A PRC limited liability company ● Incorporated on July 19, 2021 ● No operations as of December 31, 2022	100% owned by Viwo Tech

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	● A PRC limited liability company ● Incorporated on June 22, 2021 ● Engages in E-commerce services and application of intelligent visual algorithm technology	100% owned by Viwotong Tech

Beijing Younike Information Technology Co., Ltd. (“Younike”)	● A PRC limited liability company ● Incorporated on July 22, 2022 ● Engages in central processing algorithm in advertising industry	100% owned by Viwotong Tech

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	● A PRC limited liability company ● Incorporated on March 27, 2023 ● Primarily engages in central processing algorithm in advertising industry	100% owned by Weidong

VIWO Technology (HK) Limited (VIWO HK)	● A Hong Kong company ● Incorporated on December 20,2023 ● A holding company	100% owned by VIWO Cayman

Contractual Arrangements

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of internet content providers, the Company operates its internet and other businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. As such, Beijing WiMi and Shenzhen Yitian (from December 24, 2020) are controlled through contractual agreements in lieu of direct equity ownership by the Company or any of its subsidiaries.

Beijing WiMi contractual agreements signed on November 6, 2018 and December 18, 2020

The contractual arrangements consist of a series of four agreements, shareholders power of attorney and irrevocable commitment letters (collectively the “Contractual Arrangements”, which were signed on November 6, 2018). Pursuant to reorganization on December 18, 2020, the previous contractual agreements were terminated and Beijing WiMi and WiMi WFOE entered into new contractual agreements on December 18, 2020. WiMi WFOE maintained effective control of Beijing WiMi. The significant terms of the Contractual Agreements are as follows:

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between WiMi WFOE and Beijing WiMi, WiMi WFOE has the exclusive right to provide to Beijing WiMi consulting and services related to, among other things, use of software, operation maintenance, product development, and management and marketing consulting. WiMi WFOE has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Beijing WiMi agrees to pay WiMi WFOE service fee at an amount equal to the consolidated net income after offsetting previous year’s loss (if any). This agreement will remain effective until the date when it is terminated by WiMi WFOE.

Exclusive Share Purchase Option Agreement

Pursuant to the exclusive share purchase option agreement, by and among WiMi WFOE, Beijing WiMi and each of the shareholders of Beijing WiMi, each of the shareholders of Beijing WiMi irrevocably granted WiMi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in Beijing WiMi, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of Beijing WiMi undertakes that, without the prior written consent of WiMi WFOE or us, they may not increase or decrease the registered capital, amend its articles of association or change registered capital structure. This agreement will remain effective for ten years and can be renewed at WiMi WFOE’s sole discretion. Any transfer of shares pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Exclusive Assets Purchase Agreement

Pursuant to the exclusive asset purchase agreement by WiMi WFOE and Beijing WiMi, Beijing WiMi irrevocably granted WiMi WFOE an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of Beijing WiMi’s current or future assets (including intellectual property rights), and the purchase price shall be the lowest price permitted by applicable PRC law. Beijing WiMi undertakes that, without the prior written consent of WiMi WFOE, it may not sell, transfer, pledge, dispose of its assets, incur any debts or guarantee liabilities. It will notify WiMi WFOE any potential litigation, arbitration or administrative procedures regarding the assets, and defend the assets if necessary. This agreement will remain effective for ten years and can be renewed at WiMi WFOE’s sole discretion. Any transfer of assets pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement, by and among WiMi WFOE, Beijing WiMi and the shareholders of Beijing WiMi, the shareholders of Beijing WiMi pledged all of their equity interests in Beijing WiMi to WiMi WFOE to guarantee their and Beijing WiMi’s obligations under the contractual arrangements including the exclusive consulting and services agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by WiMi WFOE in enforcing such obligations of Beijing WiMi or its shareholders. The shareholders of Beijing WiMi agree that, without WiMi WFOE’s prior written approval, during the term of the equity interest pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The Company has completed the registration of the equity pledges with the relevant administration for industry and commerce in accordance with the PRC Property Rights Law.

Power of Attorney

Pursuant to the power of attorney, by WiMi WFOE and each shareholder of Beijing WiMi, respectively, each shareholder of Beijing WiMi irrevocably authorized WiMi WFOE or any person(s) designated by WiMi WFOE to exercise such shareholder’s voting rights in Beijing WiMi, including, without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate directors and appoint senior management, the power to sell or transfer such shareholder’s equity interest in Beijing WiMi, and other shareholders’ voting rights permitted by PRC law and the Articles of Association of Beijing WiMi. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of Beijing WiMi.

Spousal Consent Letters

Pursuant to these letters, the spouses of the applicable shareholders of Beijing WiMi unconditionally and irrevocably agreed that the equity interest in Beijing WiMi held by them and registered in their names will be disposed of pursuant to the equity interest pledge agreement, the exclusive option agreement, the exclusive asset purchase agreement and the power of attorney. Each of their spouses agreed not to assert any rights over the equity interest in Beijing WiMi held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in Beijing WiMi held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

Based on the foregoing contractual arrangements signed on November 6, 2018 and December 18, 2020, which grant WiMi WFOE effective control of Beijing WiMi and enable WiMi WFOE to receive all of their expected residual returns, the Company accounts for Beijing WiMi as a VIE. Accordingly, the Company consolidates the accounts of Beijing WiMi for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.

Shenzhen Yitian

The contractual arrangements consist of a series of four agreements, shareholders power of attorney and irrevocable commitment letters (collectively the “Contractual Arrangements”, which were signed on December 24, 2020). The significant terms of the Contractual Agreements are as follows:

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Shenzhen Weiyixin and Shenzhen Yitian dated December 24, 2020, Shenzhen Weiyixin has the exclusive right to provide to Shenzhen Yitian consulting and services related to, among other things, use of software, operation maintenance, product development, and management and marketing consulting. Shenzhen Weiyixin has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. Shenzhen Yitian agrees to pay Shenzhen Weiyixin service fee at an amount equal to the consolidated net income after offsetting previous year’s loss (if any). This agreement will remain effective until the date when it is terminated by Shenzhen Weiyixin.

Exclusive Share Purchase Option Agreement

Pursuant to the exclusive share purchase option agreement dated December 24, 2020, by and among Shenzhen Weiyixin, Shenzhen Yitian and each of the shareholders of Shenzhen Yitian, each of the shareholders of Shenzhen Yitian irrevocably granted Shenzhen Weiyixin an exclusive call option to purchase, or have its designated person(s) to purchase, at its discretion, all or part of their equity interests in Shenzhen Yitian, and the purchase price shall be the lowest price permitted by applicable PRC law. Each of the shareholders of Shenzhen Yitian undertakes that, without the prior written consent of Shenzhen Weiyixin or us, they may not increase or decrease the registered capital, amend its articles of association or change registered capital structure. This agreement will remain effective unless terminated in the event that the entire equity interests held by registered shareholders in Shenzhen Yitian have been transferred to Shenzhen Weiyixin or until the date when it is terminated by Shenzhen Weiyixin. Any transfer of shares pursuant to this agreement would be subject to PRC regulations and to any changes required thereunder.

Equity Interest Pledge Agreement

Pursuant to the equity interest pledge agreement dated December 24, 2020, by and among Shenzhen Weiyixin, Shenzhen Yitian and the shareholders of Shenzhen Yitian, the shareholders of Shenzhen Yitian pledged all of their equity interests in Shenzhen Yitian to Shenzhen Weiyixin to guarantee their and Shenzhen Yitian’s obligations under the contractual arrangements including the exclusive consulting and services agreement, the exclusive option agreement, the power of attorney and this equity interest pledge agreement, as well as any loss incurred due to events of default defined therein and all expenses incurred by Shenzhen Weiyixin in enforcing such obligations of Shenzhen Yitian or its shareholders. The shareholders of Shenzhen Yitian agree that, without Shenzhen Weiyixin’s prior written approval, during the term of the equity interest pledge agreement, they will not dispose of the pledged equity interests or create or allow any other encumbrance on the pledged equity interests. The pledge under the equity interest pledge agreement shall take effect upon the completion of registration with the relevant administration for industry and commerce, which was completed as of January 29, 2021, and shall remain valid until the earlier of (1) the completion of all contractual obligations and the repayment of all secured debts, or (2) the time when the pledgee and/or the appointed person(s) have decided, subject to the PRC laws, to purchase the entire equity interests of the pledger in Shenzhen Yitian, and such equity interests of Shenzhen Yitian have been transferred to the pledgee and/or the appointed person(s) in accordance with the law such that the pledgee and/or the appointed person(s) may lawfully engage in the business of Shenzhen Yitian.

Loan Agreement

Pursuant to the loan agreement dated December 24, 2020, Shenzhen Weiyixin agreed to provide loans to the registered shareholders of Shenzhen Yitian, to be used exclusively as investment in Shenzhen Yitian. The loan must not be used for any other purposes without the relevant lender’s prior written consent. The term of the loan agreement commences from the date of the agreement and ends on the date the lender exercises its exclusive option under the relevant exclusive share purchase option agreement, or when certain defined termination events occur, such as if the lender sends a written notice demanding repayment to the borrower, or upon the default of the borrower, whichever is earlier. After the lender exercises its exclusive option, the borrower may repay the loan by transferring all of its equity interest in the relevant Onshore Holdco to the lender, or a person or entity nominated by the lender, and use the proceeds of such transfer as repayment of the loan. If the proceeds of such transfer is equal to or less than the principal of the loan under the loan agreement, the loan is considered interest-free. If the proceeds of such transfer is higher than the principal of the loan under the loan agreement, any surplus is considered interest for the loan.

Power of Attorney

Pursuant to the power of attorney dated December 24, 2020, by Shenzhen Weiyixin and each shareholder of Shenzhen Yitian, respectively, each shareholder of Shenzhen Yitian irrevocably authorized Shenzhen Weiyixin or any person(s) designated by Shenzhen Weiyixin to exercise such shareholder’s voting rights in Shenzhen Yitian, including, without limitation, the power to participate in and vote at shareholder’s meetings, the power to nominate directors and appoint senior management, the power to sell or transfer such shareholder’s equity interest in Shenzhen Yitian, and other shareholders’ voting rights permitted by PRC law and the Articles of Association of Shenzhen Yitian. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each shareholder remains as a shareholder of Shenzhen Yitian.

Spousal Consent Letters

Pursuant to these letters, the spouses of the applicable shareholders of Shenzhen Yitian unconditionally and irrevocably agreed that the equity interest in Shenzhen Yitian held by them and registered in their names will be disposed of pursuant to the equity interest pledge agreement, the exclusive option agreement, and the power of attorney. Each of their spouses agreed not to assert any rights over the equity interest in Shenzhen Yitian held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in Shenzhen Yitian held by his or her spouse for any reason, he or she agreed to be bound by the contractual arrangements.

Based on the foregoing contractual arrangements, which grant Shenzhen Weiyixin effective control of Shenzhen Yitian and enable Shenzhen Weiyixin to receive all of their expected residual returns, the Company accounts for Shenzhen Yitian as a VIE on December 24, 2020. The reorganization under common control did not result in change in reporting entities of the Company therefore no impact to the Company’s consolidated financial statements as of December 31, 2020 and 2021.

Due to the business strategy adjustment, Shenzhen Yitian and its subsidiaries no longer operate the business involving foreign investment restrictions since March 1, 2022, therefore VIYI is able to have direct equity interest in Shenzhen Yitian and its subsidiaries. On April 1, 2022, VIYI terminated the agreements under the VIE structure with Shenzhen Yitian. Shenzhen Yitian’s original shareholders transferred their respective ownership to VIYI WFOE and VIYI WFOE obtained 100% equity control of Shenzhen Yitian and its subsidiaries on April 1, 2022. The reorganization has no effect on the consolidated financial statements as Shenzhen Yitian has been under common control of VIYI Cayman that there is no change of reporting entities.